Prepayment and Other Current Assets, Net - Schedule of Prepayment and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayment and Other Assets [Abstract]
Advances to vendors	$ 32,907	$ 33,295
Staff advance	85	98
Others	38	43
Subtotal	33,030	33,436
Less: allowance for doubtful accounts	(2,196)	(2,257)
Prepayment and other assets, net	$ 30,834	$ 31,179